Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net income (loss)	$ 25,991	$ (95,821)	$ 317,716
Non-cash and non-operating items:
Unrealized loss (gain) on non-designated derivative instruments (note 13)	32,602	(32,215)	(3,226)
Depreciation and amortization	143,982	142,664	145,728
Write-down (gain) and loss (gain) on sales of vessels (notes 6 and 18)	71,006	382,770	(27,991)
Unrealized foreign currency exchange loss including the effect of settlement upon maturity or termination of cross currency swaps (note 13)	7,112	2,884	9,183
Income (Loss) from Equity Method Investments, Net of Dividends or Distributions	24,742	56,948	72,296
Amortization of deferred financing issuance costs included in interest expense	4,148	4,418	6,367
Provision for Loan, Lease, and Other Losses	21,700	22,300	(17,700)
Gain (Loss) on Extinguishment of Debt	0	(6,331)	(5,064)
Other Noncash Income (Expense)	(6,551)	(1,483)	9,953
Adjustment to Reconcile Net Income to Cash Provided by (Used in) Operating Activity, Increase (Decrease) in Operating Capital	2,389	(33,050)	6
Net operating cash flow	272,859	395,288	362,664
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	426,833	550,885	190,000
Scheduled repayments of long-term debt and settlement of related swaps (note 13)	(195,858)	(106,903)	(242,925)
Financing issuance costs	(16,845)	(8,553)	(4,793)
Finance Lease, Principal Payments	(134,832)	(131,147)	(122,263)
Payments of Ordinary Dividends	125,116	275,117	74,941
Payments of Ordinary Dividends, Noncontrolling Interest	662	4,411	864
Proceeds from Long-term Capital Lease Obligations	213,000	629,685	309,778
Repayments of Long-term Capital Lease Obligations	0	413,501	215,064
Payment for Debt Extinguishment or Debt Prepayment Cost	433,000	432,585	294,951
Payments for Repurchase of Preferred Stock and Preference Stock	0	0	(3,972)
Proceeds from Contributions from Parent	0	0	86,180
Cash Provided by (Used in) Financing Activity, Continuing Operation, Total	(266,480)	(191,647)	(373,815)
INVESTING ACTIVITIES
Expenditures for vessels and equipment, including advances on newbuilding contracts	(61,271)	(257,733)	(147,970)
Short-term investments	(9,200)	0	0
Payments for (Proceeds from) Short-Term Investments	9,200	0	0
Capital returned from equity-accounted joint ventures	0	29,961	0
Payments to Acquire Businesses, Net of Cash Acquired	0	0	(3,000)
Proceeds from sales of vessels (note 18)	12,078	27,705	80,569
Net investing cash flow	(49,193)	(200,067)	(70,401)
Cash, cash equivalents and restricted cash, beginning of the year	187,968	184,394	265,946
Cash, cash equivalents and restricted cash, end of the year	145,154	187,968	184,394
(Decrease) increase in cash, cash equivalents and restricted cash	$ (42,814)	$ 3,574	$ (81,552)